Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Share capital	Share premium	Merger reserve	Retained earnings	Foreign currency translation reserve	Total
Beginning balance at Dec. 31, 2020	[1]		£ 266,120	£ 181,250	£ (116,872)		£ 330,498
Comprehensive loss for the period
Loss for the period					(102,113)		(102,113)
Other comprehensive income						76	76
Total comprehensive loss					(102,113)	76	(102,037)
Contributions by and distributions to owners
Acquisition of subsidiaries	[2]			65,348			65,348
Share-based payments					12,505		12,505
Ending balance at Jun. 30, 2021			266,120	246,598	(206,480)	76	306,314
Beginning balance at Dec. 31, 2021	[1]	55	902,586	420,834	(611,209)	(1,577)	710,689
Comprehensive loss for the period
Loss for the period					(241,458)		(241,458)
Other comprehensive income						4,031	4,031
Total comprehensive loss					(241,458)	4,031	(237,427)
Contributions by and distributions to owners
Acquisition of subsidiaries			23,051				23,051
Share-based payments					34,590		34,590
Taxation recognized directly in equity					(7,426)		(7,426)
Ending balance at Jun. 30, 2022		£ 55	£ 925,637	£ 420,834	£ (825,503)	£ 2,454	£ 523,477

[1]	The 2021 comparatives are based on the operations of Cazoo Holdings prior to the Transaction. The unaudited condensed consolidated interim financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. Refer to Note 1 for further details.
[2]	Prior to the Transaction, the merger relief section of the Companies Act 2006 required that the difference between the nominal value and issued value of the shares issued for the acquisitions of Drover Limited, Smart Fleet Solutions Limited and Cluno GmbH should be credited to the merger reserve in equity.